STOCK OPTION PLANS (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Expected volatility	–	746.54%	89.11%	592.89%
Expected dividend yield	–	–	–	–
Risk-free interest rate	–	0.27%	1.16%	0.74%
Expected term (in years)	–	5.00	10.00	5.00

Schedule of options outstanding

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2021	302,846	45.85	4.65	$–
Granted	25,000	60.00	9.01	–
Exercised	–	–	–	–
Cancelled & expired	(1,313)	–	–	–

Outstanding, September 30, 2021	326,533	46.77	4.79	$–

Options exercisable, September 30, 2021	305,556	46.10	4.72	$–

Schedule of warrants outstanding

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2021	466,636	$52.50	6.31	$–
Granted	437,500	$42.51	2.42	$7,813
Exercised	–	$–	–	$–
Expired	–	$–	–	$–
Outstanding, September 30, 2021	904,136	$47.68	4.04	$–
Warrants exercisable, September 30, 2021	904,136	$47.68	4.04	$7,813

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used

	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Expected volatility	157.44%	–	157.44%	449.47%
Expected dividend yield	–	–	–	–
Risk-free interest rate	0.82%	–	0.82%	0.91%
Expected term (in years)	5.00	–	5.00	5.83